Financial Risks and Risk Management	12 Months Ended
Dec. 31, 2023
Financial Risks and Risk Management [Abstract]
FINANCIAL RISKS AND RISK MANAGEMENT

NOTE 21: FINANCIAL RISKS AND RISK MANAGEMENT

Financial risk management objectives and policies

Activities of the Company may expose it to a variety of financial and related risks: credit risk, market risk, liquidity risk, digital asset risk, loss of access risk, irrevocability of transactions, and regulatory oversight risk, among others. The Company seeks to mitigate potential adverse effects of these risks on performance and the Company’s financial position by employing experienced personnel, monitoring of market events, maintaining sufficient liquidity, implementing appropriate policies and procedures addressing significant financial risks and diversifying the Company’s business strategy within the constraints of the Company’s objectives.

Credit risk

Credit risk is the risk that a counterparty to a financial instrument will fail to discharge an obligation or commitment that it has entered into, causing the other party to incur a financial loss. The Company’s cash and cash equivalents, investments and digital assets are exposed to credit risk. The Company limits its credit risk by placing its assets with high credit quality banks, financial institutions and digital assets custodians that are believed to have sufficient capital to meet their obligations. While the Company intends to only transact with counterparties that it believes to be creditworthy there can be no assurance that a counterparty will not default and that the Company will not sustain a material loss as a result. It is the Company’s policy to monitor the creditworthiness of its counterparties and to minimize the concentration of credit risk to mitigate significant loss caused by potential counterparty’s failure.

Market risk

Market risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign currency risk), whether caused by factors specific to an individual investment, its issuer, or factors affecting all instruments traded in a market or market segment. All investments present a risk of loss of capital. The maximum risk resulting from financial instruments is equivalent to their fair value. The Company’s investments are susceptible to also market risk arising from uncertainties about future prices of the instruments. The Company moderates this risk through the various investment strategies within the parameters of the Company’s investment guidelines.

As of December 31, 2023, management’s estimate of the effect on equity investments due to a +/- 20% change in the market prices of the Company’s investments, with all other variables held constant, is +/- $5,575. (December 31, 2022 - $8,000).

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due, as well as the risk of not being able to liquidate invested assets at reasonable prices. The Company manages liquidity risk by maintaining sufficient cash balances and investing capital reserves in highly rated, marketable financial instruments that allow meeting liquidity obligations in the ordinary course of business as well as under increased liquidity demands.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate as a result of changes in foreign currency exchange rates. The Company’s exposure to foreign currency risk relates primarily to the Company’s continuing operation (when revenue or expense is recognized in a different currency from the Company’s presentation currency). As of December 31, 2023 and 2022, management’s estimate of the Company’s exposure related to the price fluctuation in foreign currency is not material.

Geopolitical risk

Significant portion of Company’s operations and management is based in Israel. On October 7, 2023, Hamas launched an attack on Israel and a war started. As of the date of issuance of the consolidated financial statements, there has been no interruption or adverse impact on the Company’s business activities resulting from the war. The Company maintains a comprehensive business continuity plan, and has taken necessary steps in line with such plan, in an effort to ensure that operations and service to customers remain consistent.